Financial Assets And Financial Liabilities	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Financial Assets And Financial Liabilities
13.	FINANCIAL ASSETS AND FINANCIAL LIABILITIES
The following table shows the carrying amounts and fair values of financial assets, including their levels in the fair value hierarchy.

Financial assets
A breakdown of financial assets at 31 December is as follows:

A.	Current and non-current financial assets

	31 December 2021		31 December 2020
(In Euros)	Non-current	Current	Non-current	Current

Customer sales and services	—	22,527,376	—	7,872,189
Other receivables	—	6,922	—	516,834
Loans to employees	—	2,222	—	119,538
Loans granted to Joint Venture	—	685,048	—	—
Receivables from Joint Venture	—	535,268	—	475,565

Trade and other financial receivables	—	23,756,836	—	8,984,126
Loans granted to Joint Venture	565,873	—	474,174	—
Guarantee deposit	733,446	—	390,598	—

Non-current financial assets	1,299,319	—	864,772	—
Guarantee deposit	—	482,113	—	118,945
Financial investments	—	57,191,545	—	239,379

Other current financial assets	—	57,673,658	—	358,324

Cash and cash equivalents	—	113,865,299	—	22,338,021

Total	1,299,319	195,295,793	864,772	31,680,471

Trade and other financial receivables are mainly amounts due from customers for goods sold or services performed in the ordinary course of business. They are due for settlement in the short term (less than 1 year) and therefore all are classified as current. Trade and other financial receivables are recognized initially at the amount of consideration that is unconditional, unless they contain significant financing components, when they are recognized at fair value. The Group holds the trade receivables with the objective of collecting the contractual cash flows and therefore measures them subsequently at amortized cost using the effective interest method.
The carrying amounts of the customer sales and services include receivables which are subject to a factoring arrangement. Under this arrangement, the Group has transferred the relevant receivables to the factor in exchange for cash and is prevented from selling or pledging the receivables. However, the Group has retained late payment and credit risk. The Group therefore continues to recognize the transferred assets in their entirety in its statement of financial position.
The amount repayable under the factoring agreement is presented as secured borrowing. The Group considers that the held to collect business model remains appropriate for these receivables and hence continues to measure them at amortized cost.
The

incorporation of new operating companies (Wallbox Italy S.r.l.; Wallbox Netherlands, B.V; and Wallbox Oy) as part of the Group resulted in an increase in customer sales and services. In addition, the growth of the Wallbox brand globally, as well as the creation of new products, has led to an increase in the sales of products and income from services invoiced during 2021.
The

Group applies the IFRS 9 simplified approach to measuring expected credit losses using a lifetime expected credit loss provision for trade receivables and contract assets. To measure expected credit losses on a collective basis, trade receivables and contract assets are grouped based on similar credit risk and aging. The contract assets have similar risk characteristics to the trade receivables for similar types of contracts.

The

expected loss rates are based on the Group’s historical credit losses experienced over the three-year period prior to the period end.
At 31 December 2021, other current financial assets include financial investments such as investment funds in financial institutions amounting to Euros 56,930,049 (no amount at 31 December 2020).
These financial investments are deposits managed by financial institutions in investment funds to obtain profitability. The Group has considered their classification as current assets because it expects to liquidate these investments in the following 12 months.
During 2021, sales were made to the joint venture for an amount of Euros 535,268 (Euros 475,565 for the year 2020), which was outstanding at the reporting date and was reported as trade and other financial receivables.
The guarantee deposit corresponds mainly to leased buildings, whose non-current
term amounts to Euros 733,446 (Euros 390,598 at 31 December 2020), whilst the current term amounts to Euros 482,113 (Euros 118,945 at 31 December 2020).
The joint venture also received a loan of Euros 1,250,921, of which Euros 685,048 are recorded as current loans granted to Joint Venture and Euros 565,873 are recorded as non-current
loans granted to Joint Venture (Euros 474,174 for 2020 are recorded as non-current
loans granted to Joint Venture).

B.	Expected credit loss assessment for corporate customers at 31 December 2021, 2020 and 2019.

	31 December 2021
(In Euros)	Weighted-average loss rate	Gross carrying amount	Loss allowance

Key account	3.38%	14,189,513	479,911
Mid Market	2.98%	4,519,084	134,513
Other	1.02%	3,818,779	38,865

		22,527,376	653,289

	31 December 2020
(In Euros)	Weighted-average loss rate	Gross carrying amount	Loss allowance

Key account	0.25%	1,772,617	4,371
Mid Market	1.75%	3,201,190	56,133
Other	3.95%	2,898,382	114,087

		7,872,189	174,591

	31 December 2019
(In Euros)	Weighted-average loss rate	Gross carrying amount	Loss allowance
Key account	0.25%	1,509,392	3,722
Mid Market	1.75%	1,396,951	24,496
Other	1.65%	753,629	12,697

		3,659,972	40,915

The Group has also contracted credit insurance policies to cover this risk for certain customers. Operating expenses accrued for the use of these policies amounted to Euro
s
137,460
in
2021
and Euros
145,445
at
31
 December
2020

.

C.	Financial assets by class and category

	31 December 2021
(In Euros)	Financial assets measured at amortized cost	Financial assets measured at FVTPL	Financial assets measured at FVTOCI	Total

Customer sales and services	22,527,376	—	—	22,527,376
Other receivables	6,922	—	—	6,922
Loans to employees	2,222	—	—	2,222
Loans granted to Joint Venture	685,048	—	—	685,048
Receivables from Joint Venture	535,268	—	—	535,268

Trade and other financial receivables	23,756,836	—	—	23,756,836

Loans granted to Joint Venture	565,873	—	—	565,873
Guarantee deposit	733,446	—	—	733,446

Non-current financial assets	1,299,319	—	—	1,299,319

Guarantee deposit	482,113	—	—	482,113
Financial investments	129,861	56,851,733	209,951	57,191,545

Other current financial assets	611,974	56,851,733	209,951	57,673,658

Cash and cash equivalents	113,865,299	—	—	113,865,299

Total	139,533,428	56,851,733	209,951	196,595,112

	31 December 2020
(In Euros)	Financial assets measured at amortized cost	Financial assets measured at FVTPL	Financial assets measured at FVTOCI	Total

Customer sales and services	7,872,189	—	—	7,872,189
Other receivables	516,834	—	—	516,834
Loans to employees	119,538	—	—	119,538
Receivables from Joint Venture	475,565	—	—	475,565

Trade and other financial receivables	8,984,126	—	—	8,984,126
Loans granted to Joint Venture	474,174	—	—	474,174
Guarantee deposit	390,598	—	—	390,598

Non-current financial assets	864,772	—	—	864,772
Guarantee deposit	118,945	—	—	118,945
Financial investments	—	—	239,379	239,379

Other current financial assets	118,945	—	239,379	358,324
Cash and cash equivalents	22,338,021	—	—	22,338,021

Total	32,305,864	—	239,379	32,545,243

Financial assets measured at FVOCI correspond to investments in hedge funds whose quotation is considered level 1 for fair value purposes.
In 2021, the Group has acquired financial investments as investment funds in financial institutions which have been valued at FVTPL. These financial assets are also considered level 1 for fair value purposes.
The rest of the financial assets (both current and
non-current)
are measured at their amortized cost, which does not materially differ from their fair value.

Financial liabilities

A.	Loans and borrowings

	31 December 2021		31 December 2020
(In Euros)	Non- current	Current	Non- current	Current

Loans and borrowings	17,577,451	33,768,839	9,744,462	12,627,970
Derivative warrant liabilities	—	83,251,712	—	—
Convertible bonds	—	—	26,145,982	—
Lease liabilities (see note 9)	18,172,444	1,537,312	3,433,236	684,105
Put option liability (see note 6)	3,776,438	—	6,338,520	—

Total	39,526,333	118,557,863	45,662,200	13,312,075

Financial liabilities are measured at their amortized cost, which does not differ from their fair value (it is considered that the interest rates applicable to all of them still represent market spreads), except for the derivative warrant liabilities and the put option liability (Note 6) which are measured at FVTPL. Convertible bonds were also measured at fair value until their conversion into ordinary shares (Note 16).
Loans and borrowings
Details of loans and borrowings at 31 December 2021 and 2020 are as follows:

(In Euros)			31 December 2021
Company	Currency	Effective interest rate	Less than 1 year	1 to 3 years	Over 3 years	Total

Bank loans
Fixed rate loan	EUR	1.55% - 3.85%	13,739,369	1,584,438	485,363	15,809,170
Floating rate loan	EUR	Euribor + 1.35% - 4%	19,514,084	781,712	—	20,295,796
Covenant Loan	EUR	1.85%	88,603	316,608	574,700	979,911
Covenant Loan	EUR	7.70%	360,471	4,171,231	8,825,079	13,356,781

Total			33,702,527	6,853,989	9,885,142	50,441,658

Borrowings
Fixed rate loan	EUR	0%	66,312	97,624	740,696	904,632

Total			66,312	97,624	740,696	904,632

Total			33,768,839	6,951,613	10,625,838	51,346,290

(In Euros)			31 December 2020
Company	Currency	Effective interest rate	Less than 1 year	1 to 3 years	Over 3 years	Total

Bank loans
Fixed rate loan	EUR	1.55% - 5.20%	5,106,730	2,083,369	972,577	8,162,676
Fixed rate loan	NOK	4.00%	631	—	—	631
Fixed rate loan	USD	0.00%	95,719	—	—	95,719
Floating rate loan	EUR	Euribor + 1.35% - 4.75%	7,124,890	3,812,736	1,543,485	12,481,111
Covenant Loan	EUR	Euribor + 4%	300,000	600,000	300,000	1,200,000

Total			12,627,970	6,496,105	2,816,062	21,940,137

Borrowings
Fixed rate loan	EUR	0.00% - 6.00%	—	150,407	281,888	432,295

Total			—	150,407	281,888	432,295

Total			12,627,970	6,646,512	3,097,950	22,372,432

Bank loans
At

31 December 2021, the Group had credit lines of Euros
21,370,000
(Euros
14,350,000
at 31 December 2020), of which a total of Euros
5,077,717
have been drawn down (Euros
8,542,000
at 31 December 2020).
Interest

expenses from bank loans amounted to Euros
722,169
at 31 December 2021 (Euros
534,038
at 31 December 2020) (See Note 22). At 31 December 2021, accrued interest payable totals Euros
60,471
(Euros
72,351
at 31
December 2020).
The group has loans which imply the compliance of certain conditions. On 31 December 2021, the Group received a waiver from Banco Santander to comply with the covenants for financial year 2021 as included in the loan agreement entered into on 21 April 2021. As such, management believes that the covenant loan can be presented as non-current
liabilities in the consolidated statement of financial position, except for the repayment obligation of financial year 2022.
Borrowings
Loans

and borrowings include borrowings which correspond mainly to a loan from one of the Company’s shareholders amounting to Euros 48,400 at 31 December 2020. In 2021 this loan was paid to the shareholder, which subsequently sold its interest to another Group shareholder. Part of the balance was offset by various capital increases totaling Euros
364,233
in 2020
.
At

31 December 2021, credit accounts with shareholders amount to Euros
41,906
(Euros
60,081
at 31 December 2020), and a loan from a Government entity (CDTI) totals Euros
862,726
(
373,409
at 31 December 2020).

Interest

expenses for borrowings amounted to Euros 2,864 at 31 December 2021 (Euros 7,578 at 31 December 2020)
(See Note 22).

Details of the maturities, by year, of the principals and interest of the loans and borrowings at 31 December are as follows:

(In Euros)	31 Dec 2021	31 Dec 2020

2021	—	12,829,118
2022	34,826,436	2,004,894
2023	3,220,015	4,853,426
2024	5,499,469	1,561,206
2025	4,170,302	1,405,304
2026	3,870,419	—
More than five years	3,570,630	245,279

Total	55,157,271	22,899,227

B. Derivative warrant liabilities
As mentioned
 in Note
6
, as
part o
f
 the Transaction,
5,750,000
Public Warrants and
8,933,333
Private Warrants issued by Kensington have been assumed by Wallbox.
At

31 December 2021, the Group had 5,705,972 Public Warrants and 8,933,333 Private Warrants outstanding, after some warrant holders
had
exercised their options on 23 November and 21 December 2021 (see Note 16).
Public

Warrants entitle the holder to convert each warrant into one Class A ordinary share of Wallbox of Euros
0.12
par value at an exercise price of USD
11.50
.
Private

Warrants, on a cash-less basis, entitle their holder to convert the warrants into a number of Wallbox Class A ordinary share of
0.12
euros par value equal to
the
product of the number of warrants to convert multiplied by the quotient obtained by dividing the excess of ‘Sponsor’s Fair Market Value’ over the exercise price of USD
11.50
between the Sponsor’s Fair Market Value’.
The

Sponsor Fair Market Value shall mean the average last reported sale price of the ordinary shares for the ten (
10
) trading days ending on the
third
trading day prior to the date on which notice of exercise of the Private Warrant.
Until

warrant holders acquire the ordinary shares upon exercise of such warrants, they will have no voting or economic rights. The warrants will
expire on
1 October 2026
,
five years
after the Transaction, or earlier upon redemption or liquidation in accordance with their terms.
As there are no elements in the warrant agreements that give Wallbox the possibility to prevent the warrant owners to convert their warrants within 12 months Wallbox has classified the derivative warrant liabilities as current liability.
Fair value measurements
The financial liability for the derivative warrants is accounted for at fair value through profit or loss. The Private Warrants have been measured at fair value using a Monte Carlo simulation (Level 3). The Public Warrants are listed and have been measured at fair value using the quoted price (Level 1).
The

fair value of the Pub
lic Warrants increased from USD 1.14 per warrant as of the
Transaction date (1 October 2021)
to USD 4.94 per warrant at 31 December 2021. Likewise, the fair value of the Private Warrants increased from
 USD
1.14
per warrant as of the Transaction date to USD
7.40
per warrant at 31 December 2021. Consequently, for the year ended 31 December 2021, the Group has recognized a charge of Euros
68,953,503
in profit or loss, which has been presented as a change in the fair value of derivative warrant liabilities under net finance expenses (see Note 22).
Inherent
 in a Monte Carlo simulation are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Group estimates the volatility of its common stock warrants based on implied volatility from the Company’s traded warrants and from historical volatility of selected peer company’s common stock that matches the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates will remain at zero.

Movement in the derivative warrant liabilities for the year ended 31 December 2021 is summarized as follows:

	Public Warrant		Private Warrant		Total
	Number of warrants	Euros	Number of warrants	Euros	Number of warrants	Euros
At 30 September 2021	—	—	—	—	—	—
Issuance of Public and Private Warrants on Transaction date	5,750,000	5,674,622	8,933,333	8,816,224	14,683,333	14,490,846
Public Warrants exercised on 23 November 2021	(43,028)	(188,262)	—	—	(43,028)	(188,262)
Public Warrants exercised on 21 December 2021	(1,000)	(4,375)	—	—	(1,000)	(4,375)
Change in fair value of derivative warrant liabilities	—	19,404,153	—	49,549,350	—	68,953,503

At 31 December 2021	5,705,972	24,886,138	8,933,333	58,365,574	14,639,305	83,251,712

C. Convertible bonds
These

corresponded mainly to the bonds convertible into shares issued during 2020 for an amount of Euros
25,880,000
, most of which were held by shareholders. As per the analysis of the Group, these notes were considered a compound financial instrument (they had an equity component and a financial liability component), but the value of the equity component at issuance was estimated as nil (and it would not be remeasured in the future). Therefore, the value was only assigned to the financial liability. In January 2021 convertible bonds with the same features and maturity date as mentioned above were issued for an amount of Euros
7,000,000
. These loans bore interest at the rate of
8
% and had a maximum maturity date of
30 April 2022
(this conferred the possibility of converting them prior to that date in case of any liquidity event).
Furthermore
, in April 2021, the Company successfully closed the issuance of a new convertible note of Euros 27,550,000, with an interest rate of 5% and a maximum maturity date at 30 September 2022 (this conferred the possibility of converting them prior to that date in case of any liquidity event).
Wallbox

measured this hybrid contract at FVTPL amounting to
Eu
r
os 25,490,981, before capital increase of 16 September 2021 mentioned on the following paragraph (see Notes
1
3 and 22).
On
16 September 2021, convertible bonds and the convertible note were converted, including part of the accrued interest, for Euro
s
87,105,347
. As a consequence,
147,443
Class A ordinary shares with a par value of Euros
0.5
each were issued, leading to increases in share capital and share premium amounting to Euros
73,722
and Euros
85,462,399
, respectively (see Note 16).

At

31 December 2021, accrued interest payable (net of applicable withholdings) amounted to Euros
335,181
(Euros
265,982
at 31 December 2020), as part of this interest was not
converted
 in the conversion (Euros
1,466,945
).
Reconciliation of movements of liabilities to cash flows arising from financing activities

(In Euros)	Loans and borrowings	Derivative warrant liabilities	Lease liabilities	Convertible bonds	Total

Balance at 1 January 2021	22,372,432	—	4,117,341	26,145,982	52,635,755

Proceeds from loans	204,677,218	—	—	—	204,677,218
Proceeds from borrowings	124,470	—	—	—	124,470
Proceeds from warrants (Public and Private)	—	—	—	—	—
Proceeds from convertible bonds	—	—	—	34,550,000	34,550,000
Principal paid on lease liabilities	—	—	(828,036)	—	(828,036)
Interest paid on lease liabilities	—	—	(631,362)	—	(631,362)
Repayments of loans	(176,323,519)	—	—	—	(176,323,519)
Repayments of borrowings	(87,342)	—	—	—	(87,342)
Interest and bank fees paid	(3,046,838)	—	—	—	(3,046,838)
Interest paid on convertible bonds	—	—	—	(996,767)	(996,767)
Other payments	(296,863)	—	—	—	(296,863)

Total changes from financing cash flows	25,047,126	—	(1,459,398)	33,553,233	57,140,961

The effect of changes in foreign exchange rates	—	—	(2,407)	—	(2,407)

Issuance of Public and Private
Warrants on Transaction date	—	14,490,846	—	—	14,490,846
Public Warrants exercised	—	(192,637)	—	—	(192,637)
Change in fair value of derivative warrant liabilities	—	68,953,503	—	—	68,953,503
Valuation of convertible bonds	—	—	—	25,490,981	25,490,981
Conversion of convertible bonds and convertible note	—	—	—	(87,105,347)	(87,105,347)
New leases	—	—	16,422,858	—	16,422,858
Interest accrual	470,177	—	—	(470,177)	—
Governmental loan to re c eive	364,847	—	—	—	364,847
Capital Increases	—	—	—	—	—
Interest and bank fees expenses	3,091,708	—	631,362	2,385,328	6,108,398

Total liability-related other changes	3,926,732	83,251,712	17,054,220	(59,699,215)	44,533,449

Balance at 31 December 2021	51,346,290	83,251,712	19,709,756	—	154,307,758

(In Euros)	Loans and borrowings	Derivative warrant liabilities	Lease liabilities	Convertible bonds	Total
Balance at 1 January 2020	11,776,279	—	4,012,759	—	15,789,038

Proceeds from loans and borrowings	37,013,246	—	—	—	37,013,246
Proceeds from convertible bonds	—	—	—	25,880,000	25,880,000
Principal paid on lease liabilities	—	—	(467,207)	—	(467,207)
Interest paid on lease liabilities	—	—	(106,837)	—	(106,837)
Repayments of loans and borrowings	(26,119,269)	—	—	—	(26,119,269)
Interest paid	(461,687)	—	—	—	(461,687)
Other payments	(5,942)	—	—	—	(5,942)

Total changes from financing cash flows	10,426,348	—	(574,044)	25,880,000	35,732,304

The effect of changes in foreign exchange rates	—	—	(5,871)	—	(5,871)

New leases	—	—	577,660	—	577,660
Capital Increases	(364,233)	—	—	—	(364,233)
Interest expenses	534,038	—	106,837	265,982	906,857

Total liability-related other changes	169,805	—	684,497	265,982	1,120,284

Balance at 31 December 2020	22,372,432	—	4,117,341	26,145,982	52,635,755

(In Euros)	Loans and borrowings	Warrants	Leases	Convertible bonds	Total
Balance at 1 January 2019	5,012,897	—	785,672	—	5,798,569

Proceeds from loans and borrowing	20,497,221	—	—	—	20,497,221
Proceeds from shareholders loan	1,000,000	—	—	—	1,000,000
Principal paid on lease liabilities	—	—	(263,058)	—	(263,058)
Interest paid on lease liabilities	—	—	(38,495)	—	(38,495)
Repayments of loans and borrowin g	(13,903,050)	—	—	—	(13,903,050)
Interest paid	(192,312)	—	—	—	(192,312)
Other payments	(2,032)	—	—	—	(2,032)

Total changes from financing cash flows	7,399,827	—	(301,553)	—	7,098,274

New leases	—	—	3,490,145	—	3,490,145
Capital increases	(837,367)	—	—	—	(837,367)
Interest expenses	200,922	—	38,495	—	239,417

Total liability-related other changes	(636,445)	—	3,528,640	—	2,892,195

Balance at 31 December 2019	11,776,279	—	4,012,759	—	15,789,038

Trade and other payables
Details of trade and other payables at 31 December 2021 and 2020 are as follows:

(In Euros)	31 Dec 2021	31 Dec 2020

Suppliers	40,573,427	8,126,332
Various payables	351,000	—
Personnel (salaries payable)	3,255,208	554,906
Customer advances	110,889	218,199

Total	44,290,524	8,899,437

Trade and other payables are unsecured and are usually paid in less than 12 months upon recognition. The carrying amounts of trade and other payables are considered equal to their fair values, due to their short-term nature.